Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Inventories

Note 4 — Inventories

Inventories consisted of the following:

	March 31,	December 31,
(Thousands of dollars)	2014	2013
Refined products and blendstocks - FIFO basis	$294,347	$372,531
Less LIFO reserve - refined products and blendstocks	(313,583)	(307,706)
Refined products and blendstocks - LIFO basis	(19,236)	64,825
Store merchandise for resale	91,299	97,058
Corn based products	12,175	12,447
Materials and supplies	4,662	4,725
Total inventories	$88,900	$179,055

At March 31, 2014 and December 31, 2013, the replacement cost (market value) of last-in, first-out (LIFO) inventories exceeded the LIFO carrying value by $313,583,000 and $307,706,000, respectively. Corn based products consisted primarily of corn, dried distillers’ grains with solubles (DDGS) and wet distillers’ grains with solubles (WDGS), and were all valued on a first-in, first-out (FIFO) basis.

For the period ended March 31, 2014, the LIFO reserve exceeds the FIFO inventory due to the temporary decrement that existed at that date that is expected to be restored at year-end.  This decrement is valued at current replacement cost and is recorded in the LIFO reserve account since it is temporary.  During the period ended March 31, 2014, the Company recognized a benefit of $17,781,000 related to a decrement that existed at that date that is not expected to be restored at year-end.

Note 5 — Inventories

Inventories consisted of the following:

	December 31,
(Thousands of dollars)	2013	2012
Crude oil and blendstocks	$-	$1,191
Refined products and blendstocks	64,825	75,128
Store merchandise for resale	97,058	96,473
Corn based products	12,447	38,923
Materials and supplies	4,725	5,679
	$179,055	$217,394

At December 31, 2013 and 2012, the replacement cost (market value) of last-in, first-out (LIFO) inventories exceeded the LIFO carrying value by $307,706,000 and $303,344,000, respectively. Corn based products consisted primarily of corn, dried distillers’ grains with solubles (DDGS) and wet distillers’ grains with solubles (WDGS), and were all valued on a first-in, first-out (FIFO) basis.

In 2013, inventories valued at LIFO incurred a decrement that resulted in a charge to earnings.  The total LIFO impact to pretax income from continuing operations was a decrease of $13,472,000 and an increase of $2,526,000 at December 31, 2013 and 2012, respectively.